Transactions with Affiliates and Affiliated Entities (Details) - SUNLIGHT FINANCIAL LLC - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2018	Sep. 30, 2015	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to affiliate			$ 0	$ 55
FTV Management V, LLC ("FTV")
Related Party Transaction [Line Items]
Management fees per quarter	$ 50
Hudson SL Portfolio Holdings LLC ("HSPH") | Indirect channel loans
Related Party Transaction [Line Items]
Revenue from affiliates				57,800
Tiger Infrastructure Partners
Related Party Transaction [Line Items]
Management fees per quarter		$ 50
Reimbursement of expenses			0	100
Due to affiliate				100
Solar Loan Management LLC
Related Party Transaction [Line Items]
Revenue from affiliates			$ 200	$ 200